Note Payable - Schedule of Note Payable (Details) - USD ($)	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Debt Disclosure [Abstract]
Note payable	$ 2,620,098	$ 2,085,128	$ 1,500,000
Add: accrued interest added to note principal	25,670
Less: unamortized loan discount	(218,113)	$ (277,070)	(376,694)
Less: unamortized debt issuance costs	(119,695)	(102,641)	(123,087)
Total note payable, net	$ 2,307,960	$ 1,705,417	$ 1,000,219